STOCKHOLDERS' EQUITY (Details 4) - Restricted Stock [Member] - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, beginning	406,564	222,750	143,750
Granted	174,000	183,814	79,000
Forfeited
Outstanding, ending	580,564	406,564	222,750
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding, beginning	$ 4.09	$ 5.31	$ 6.13
Granted	1.35	2.62	3.83
Forfeited
Outstanding, ending	$ 3.27	$ 4.09	$ 5.31
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value [Roll Forward]
Outstanding, beginning	$ 1,664,762	$ 1,183,900	$ 881,250
Granted		480,862	302,650
Forfeited
Outstanding, ending		$ 1,664,762	$ 1,183,900